Provisions and other liabilities - Interest rates to calculate NPV of ARO (Details) - Asset retirement obligations	Dec. 31, 2024
2 years
Disclosure of other provisions [line items]
Discount Rated Used For Expected Timing Of Outflows, Other Provisions	4.20%
5 years
Disclosure of other provisions [line items]
Discount Rated Used For Expected Timing Of Outflows, Other Provisions	4.40%
10 years
Disclosure of other provisions [line items]
Discount Rated Used For Expected Timing Of Outflows, Other Provisions	4.60%
20 years
Disclosure of other provisions [line items]
Discount Rated Used For Expected Timing Of Outflows, Other Provisions	4.90%
30 years
Disclosure of other provisions [line items]
Discount Rated Used For Expected Timing Of Outflows, Other Provisions	4.80%